CCB Equity Fund
 (A Portfolio of CCB Funds)


SUPPLEMENT TO PROSPECTUS DATED JULY 31, 2000

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On page 18 of your prospectus, under the section titled "Administrative Fee", please replace the last sentence in the paragraph with the following:

"The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000."

                                                January 29, 2001








Cusip 12500E 30 7
26127

CCB EQUITY FUND
(A portfolio of CCB Funds)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2000
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On page 20 of your SAI, under the section titled "Administrator", please replace the second paragraph with the following:

"The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses."

                                                      January 29, 2001


Cusip 12500E307
26128